Consolidated Statements of Comprehensive Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	[3]	Dec. 31, 2016	[3]
Statement of Comprehensive Income [Abstract]
Net income	[1]	€ 2,591.6	€ 2,066.7	[2],[4]	€ 1,557.8	[2],[4]
Proportionate share of OCI from equity method investments		(4.8)	(1.0)		0.0
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges on net investments		18.2	(329.0)		120.4
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments		8.3	(16.6)		6.0
Transfers to net income		11.8	(3.1)		2.4
Other comprehensive income, net of taxes		33.5	(349.7)		128.8
Total comprehensive income, net of taxes		2,625.1	1,717.0		1,686.6
Total comprehensive income, attributable to equity holders		€ 2,625.1	€ 1,717.0		€ 1,686.6

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies. The Retained Earnings balance at January 1, 2016 has been increased by EUR 66.1 million to reflect the changes in the new Revenue Recognition Standard.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[4]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.